Intangible Assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Total costs	¥ 25,193		¥ 25,785
Less: accumulated amortization	4,016		1,955
Intangible assets, net	21,177	$ 3,214	23,830
Trademarks and Brand
Finite Lived Intangible Assets [Line Items]
Total costs	24,186		24,778
Core Curriculum
Finite Lived Intangible Assets [Line Items]
Total costs	¥ 1,007		¥ 1,007